Other Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 69,942	$ 42,984
Accumulated amortization	28,975	24,589
Other intangible assets, net	$ 40,967	18,395
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Original amount	$ 44,422	17,464
Accumulated amortization	9,737	6,927
Other intangible assets, net	34,685	10,537
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25,520	25,520
Accumulated amortization	19,238	17,662
Other intangible assets, net	$ 6,282	$ 7,858
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years